Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2021
Percentage Of Ownership In Subsidiaries	100.00%
Number of Wholly Owned Subsidiaries	2
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	40 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)	10 years